Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 18,731	$ 13,962		$ 4,734	[1]
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,966	2,122		1,961	[1]
Deferred tax expense (benefit)	1,701	6		(97)	[1]
Share based compensation expense	1,681	634		429	[1]
Change in provision for doubtful debts				(164)	[1]
Revaluation of liabilities and interest expense on liabilities to the IIA				(4,774)	[1]
Loss on disposal of fixed assets	324				[1]
Changes in operating assets and liabilities:
Trade accounts receivable, gross	(8,456)	(484)		(7,365)	[1]
Inventories	(10,824)	(5,323)		1,728	[1]
Due from related parties	548	(699)		536	[1]
Other assets	(24)	(378)		(1,144)	[1]
Trade accounts payable	4,778	198		277	[1]
Other current liabilities	6,306	2,673		1,827	[1]
Liability in respect of patent litigation				(14,600)	[1]
Liability for employee severance benefits, net	60	171		62	[1]
Net cash provided by (used in) operating activities from continuing operations	16,791	12,882		(16,590)	[1]
Net cash used in operating activities from discontinued operations		(11,247)	[2]	(758)	[1],[2]
Net cash provided by (used in) operating activities	16,791	1,635		(17,348)	[1]
Cash flows from investing activities:
Repayment of short-term deposits				7,875	[1]
Purchase of fixed assets	(2,243)	(3,138)		(1,293)	[1]
Purchase of intangible assets	(92)	(84)		(183)	[1]
Proceeds from disposal of fixed assets	76				[1]
Net cash provided by (used in) investing activities from continuing operations	(2,259)	(3,222)		6,399	[1]
Net cash provided by (used in) investing activities from discontinued operations		29,854	[3]	(164)	[1],[3]
Net cash provided by (used in) investing activities	(2,259)	26,632		6,235	[1]
Cash flows from financing activities:
Payment to IIA				(4)	[1]
Proceeds from exercise of share options	1,757	1,341
Dividend payment	(5,063)	(5,001)			[1]
Net cash used in financing activities from continuing operations	(3,306)	(3,660)		(4)	[1]
Net cash used in financing activities	(3,306)	(3,660)		(4)	[1]
Effect of exchange rate changes on cash	(35)	(603)		24	[1]
Net (decrease) increase in cash and cash equivalents	11,191	24,004		(11,093)	[1]
Cash and cash equivalents at beginning of the year	43,744	19,740	[1]	30,833	[1]
Cash and cash equivalents at end of the year	54,935	43,744		19,740	[1]
A. Cash paid during the year for:
Interest paid		17			[1]
Income taxes	$ 534	$ 1,378		$ 629	[1]

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19
[2]	Including adjustment for the gain from sale of the discontinued operation in the amount of $12,807 in 2017.
[3]	Including net proceeds from the sale of the discontinued operation of $29,967 in 2017.